Stock-Based Compensation	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Stock-Based Compensation

Note 9. Stock-Based Compensation

Stock Options

The following is a summary of the Company’s stock option ADSs activity, with each ADS representing 2,000 Ordinary Shares, under the 2014 Equity Incentive Plan, the 2023 Equity Incentive Plan and the Peak Bio 2022 Long Term Incentive Plan for the nine months ended September 30, 2025:

	Stock Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	1,981,982	$8.21	7.5	$—
Granted	6,140,896	1.45
Exercised	—	—
Forfeited	(587,130)	5.21
Expired	(120,256)	20.87
Outstanding at September 30, 2025 (1)	7,415,492	$2.64	9.1	$—
Exercisable at September 30, 2025	2,177,421	$5.14	8.1	$—

(1)	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s ADSs for those options that had exercise prices lower than the fair value of the Company’s Ordinary Shares.

The weighted-average grant-date fair value per ADS of options granted during each of the nine months ended September 30, 2025 and 2024 was $1.45 and $2.96, respectively.

Option Valuation

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2025	2024
Expected volatility	94.1%	83.0%
Risk-free interest rate	4.0%	3.9%
Expected dividend yield	—	—
Expected term (in years)	5.7	5.0

Restricted Stock Units

The 2014 Plan provided, and the 2023 Plan provides, for the award of restricted stock units (“RSUs”). RSUs are granted to employees that are subject to time-based vesting conditions that lapse between one year and four years from date of grant, assuming continued employment. Compensation cost for time-based RSUs, which generally vest only on continued service, is recognized on a straight-line basis over the requisite service period based on the grant date fair value of the RSUs, which is derived from the Nasdaq closing price of the Company’s ADSs on the date of grant.

The following table summarizes the Company’s RSU ADSs activity, with each ADS representing 2,000 Ordinary Shares, for the nine months ended September 30, 2025:

	Time-based Awards
	Number of Shares	Weighted- Average Grant Date Fair Value
Nonvested shares at December 31, 2024	—	—
Granted	40,000	1.34
Forfeited	—	—
Vested	(40,000)	1.34
Nonvested shares at September 30, 2025	—	—

The fair value of time-based RSUs that vested during the nine months ended September 30, 2025 and 2024 was less than $0.1 million and approximately $0.5 million, respectively.

As of September 30, 2025, there were no Ordinary Shares underlying vested time-based RSUs pending issuance that were included in the unaudited condensed consolidated statement of shareholders’ equity (deficit).

Performance-Based Stock Options

During the nine months ended September 30, 2025, the Company granted performance-based stock options (“PSOs”) to executives and consultants exercisable for the purchase of an aggregate of 975,000 ADSs of the Company. Vesting of PSOs granted to executives is based upon (i) a qualified financing or (ii) attainment of an ADC focused licensing deal by December 31, 2025. Vesting of PSOs granted to consultants is based upon attainment of certain research and licensing agreements. All PSOs are subject to continuous service by the executives. The probability of vesting is reviewed each reporting period and management has concluded that the PSOs have not vested until the performance conditions have been satisfied. Therefore, the PSOs remain unvested and outstanding as of September 30, 2025. The Company has not recognized stock-based compensation expense associated with these performance awards during the three and nine months ended September 30, 2025. As of September 30, 2025, total unrecognized compensation cost related to these performance-based stock options awards was $0.9 million, which will be recognized if the awards are deemed to be probable of vesting.

Stock-Based Compensation Expense

The Company classifies stock-based compensation expense in the statements of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified. Total stock-based compensation expense attributable to share-based payments made to employees, consultants and directors included in operating expenses in the Company’s condensed consolidated statements of operations and comprehensive loss for the three and nine months ended September 30, 2025 and 2024, was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
($ in thousands)	2025	2024	2025	2024
Research and development	$34	$27	$409	$83
General and administrative	651	221	2,010	621
Restructuring and other costs	—	—	—	285
Total stock-based compensation expense	$685	$248	$2,419	$989

As of September 30, 2025, total unrecognized compensation cost related to unvested stock options was $4.3 million, which is expected to be recognized over a weighted average period of 2.8 years. As of September 30, 2025, no unrecognized compensation cost remains related to time-based RSUs.

Note 8. Stock-Based Compensation

2023 Equity Incentive Plan

On November 7, 2024, the Company’s shareholders approved an increase in the number of shares available for the grant of awards under the 2023 Plan by 7,800,000,000 Ordinary Shares to an aggregate of 8,780,000,000 Ordinary Shares, plus such additional number of ordinary shares subject to awards granted under the 2014 Plan, to the extent such awards are forfeited, cancelled, or expire unexercised. Accordingly, the total number of ordinary shares that may ultimately be issued under rights granted under the 2023 Plan, including shares subject to outstanding grants under the 2014 Plan, shall not exceed 9,635,637,300 ordinary shares. In addition, if an award issued under the 2023 Plan is terminated or results in any shares not being issued, the unissued or reacquired shares shall again be available for issuance under the 2023 Plan.

On June 30, 2023, the Company’s shareholders approved the 2023 Equity Incentive Plan (the “2023 Plan”), which provides for the grant of stock options, both incentive stock options and nonqualified stock options, stock, with and without vesting restrictions, restricted stock units (“RSUs”) and stock appreciation rights, to be granted to employees, directors and consultants. The Company is permitted to issue up to 980,000,000 ordinary shares under the 2023 Plan, plus such additional number of ordinary shares (up to 855,637,300 ordinary shares) subject to awards granted under the 2014 Equity Incentive Plan (the “2014 Plan”), to the extent such awards are forfeited, cancelled, or expire unexercised.

As of December 31, 2024, the Company had 474,368,000 ordinary shares underlying outstanding equity awards under the 2023 Plan and 8,148,713,522 ordinary shares were available for future issuance under the 2023 Plan.

The 2023 and 2014 Plans provide that they be administered by the compensation committee of the board of directors. The exercise price for stock option awards may not be less than 100% of the fair market value of the Company’s ordinary shares on the date of grant and the term of awards may not be greater than ten years. The Company determines the fair value of its ordinary shares based on the quoted market price of its ADSs. Vesting periods are determined at the discretion of the compensation committee. Awards granted to employees typically vest over two to four years and directors over one year.

2014 Equity Incentive Plan

Under the 2014 Plan the Company was authorized to grant stock options, restricted stock units and other awards, to employees, members of the board of directors and consultants. Upon effectiveness of the 2023 Plan, no further awards are available to be issued under the 2014 Plan. As of December 31, 2023, the Company had 253,434,688 ordinary shares underlying outstanding equity awards under the 2014 Plan, consisting of stock option awards.

Stock Options

The following is a summary of the Company’s stock option activity under the 2023 Plan and the 2014 Plan for the year ended December 31, 2024:

	Stock Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	651,237,400	$0.01	8.5	$—
Granted	447,368,000	0.00
Assumed	3,236,162,000	0.00
Exercised	—	—
Forfeited	(319,302,712)	0.01
Expired	(51,500,000)	0.01
Outstanding at December 31, 2024 (1)	3,963,964,688	$0.01	7.5	$—
Exercisable at December 31, 2024	1,473,081,355	$0.01	3.9	$—

(1)	Includes both vested stock options as well as unvested stock options for which the requisite service period has not been rendered but that are expected to vest based on achievement of a service condition.

Pursuant to the Merger Agreement with Peak Bio, the Company assumed the outstanding options of Peak Bio. Based on the Exchange Ratio, the Company assumed options to purchase 1,618,081 ADSs or 3,236,162,000 ordinary shares of the Company. The exercise price ranges from $27.43 per ADS to $2.73 per ADS. The assumed options, vested and unvested, will continue to be governed by the terms of the Peak Bio 2022 Long Term Incentive Plan, which was assumed by the Company in connection with the closing of the acquisition.

The aggregate intrinsic value of options is calculated as the difference between the exercise price of the options and the fair value of the Company’s ADSs for those options that had exercise prices lower than the fair value of the Company’s ordinary shares.

The weighted-average grant-date fair value per share of options granted during each of the years ended December 31, 2024 and 2023 was less than $0.01.

Option Valuation

The weighted-average assumptions that the Company used to determine the fair value of share options granted were as follows, presented on a weighted average basis:

	2024	2023
Expected volatility	83.0%	99.2%
Risk-free interest rate	3.9%	3.8%
Expected dividend yield	—	—
Expected term (in years)	5.0	6.0

Restricted Stock Units

The 2014 Plan provided, and the 2023 Plan provides, for the award of restricted stock units (“RSUs”). RSUs are granted to employees that are subject to time-based vesting conditions that lapse between one year and four years from date of grant, assuming continued employment. Compensation cost for time-based RSUs, which vest only on continued service, is recognized on a straight-line basis over the requisite service period based on the grant date fair of the RSU’s, which is derived from the closing price of the Company’s ADS’s on the date of grant.

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2024:

	Time-based Awards
($ in thousands, except per share data)	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested shares at December 31, 2023	385,954,925	$0.00
Granted	731,393,807	0.00
Forfeited	(482,249,417)	0.00
Vested	(635,099,315)	0.00
Nonvested shares at December 31, 2024	—	$—

The fair value of time-based RSUs that vested during the years ended December 31, 2024 and 2023 was approximately $0.5 million and $0.2 million, respectively.

During the year ended December 31, 2024, 276,000,000 ordinary shares underlying unvested time-based RSUs held by a former executive upon termination of employment were accelerated, resulting in additional stock-based compensation expense of $0.3 million.

As of December 31, 2024, there were no ordinary shares underlying vested time-based RSUs. As of December 31, 2023, 28,151,775 ordinary shares underlying vested time-based RSUs, which have been included in the consolidated statement of shareholders’ equity (deficit), were pending issuance.

Stock-Based Compensation Expense

The Company classifies stock-based compensation expense in the statement of operations in the same manner in which the award recipients’ payroll costs are classified or in which the award recipients’ service payments are classified. Total stock-based compensation expense attributable to stock-based payments made to employees, consultants and directors included in operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2024 and 2023, was as follows:

	Year Ended
	December 31,
($ in thousands)	2024	2023
Research and development	$577	$153
General and administrative	1,383	997
Restructuring and other costs	285	—
Total stock-based compensation expense	$2,245	$1,150

As of December 31, 2024, total unrecognized compensation cost related to unvested stock options and time-based RSUs was $1.1 million, which is expected to be recognized over a weighted average period of 1.1 years.

Peak Bio, Inc. [Member]
Stock-Based Compensation

5. Share-Based Compensation

The Company’s Long Term Incentive Plan (the “Plan”) became effective on November 1, 2022. Pursuant to the Plan, the stock options shall be granted at an exercise price per share equal to at least the fair market value of the shares of common stock on the date of grant of stock options and would generally have a term of 10 years.

The following table summarizes the stock option activity:

	Number of Options	Weighted- average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Granted	4,150,000	$0.80
Cancelled/Forfeited	(335,646)	$0.51
Exercised	—	$—
Outstanding at September 30, 2024	5,513,108	$2.20	7.9	$—
Exercisable at September 30, 2024	1,363,108	$6.46	1.6	$—

On September 24, 2024, the Company granted options to purchase 4,150,000 common shares of the Company exercisable at a price of $0.80 per share for a term of 10 years. The options, subject to each recipient’s continued service to the Company and there being an effective Form S-8 Registration Statement (a “Form S-8”) on file with the SEC covering the issuance of the shares of common stock underlying the options, will vest with respect to one third of the shares on each of (i) the effective date of the Form S-8, (ii) December 31, 2024 and (iii) December 31, 2025 at a exercise price of $0.80 for a term of ten years. The fair value was determined using a Black-Scholes option pricing model with the following weighted average assumptions:

Nine Months Ended September 30,
2024
Expected volatility	95%
Risk-free interest rate	3.47%
Expected term (in years)	5.3
Expected dividend yield	0%

As there has been no public market for the Common Stock since it commenced trading on the OTC Pink Market tier on January 10, 2023, the estimated fair value of Common Stock for purposes of granting equity awards was determined by the Company. The Company determined the estimated fair value of the Common Stock at the time of the grant was $0.75 per share based on several factors, including an August 1, 2024 409A valuation by an independent third party (the “August Valuation”).

For the August Valuation, the Company used a probability-weighted expected return method, which is a scenario-based methodology that estimates the fair value of common stock based upon an analysis of future values for the company, assuming various outcomes. The future value of the common stock under each outcome is discounted back to the valuation date at an appropriate risk-adjusted discount rate and probability weighted to arrive at an indication of value for the common stock. The Company believed this model was most appropriate given the terms and conditions of the most recent financing.

The August Valuation included material estimates and assumptions. The Company estimated the probability of 65% to closing of a Merger with Akari based on (i) the Company’s financial position, including cash and cash equivalents on hand, and its historical and forecasted operating results, (ii) the effective timeline to closing the Merger and the risks related to delays, (iii) the progress of the Company’s current research and development efforts, and (iv) the general external market conditions for biotechnology companies. The Company also made estimates on the final Exchange Ratio and the underlying adjustments to this ratio that would be made in respect to net cash, the forecasted fully diluted capital of the Company taking into consideration certain convertible notes and related party debt. The August Valuation also accounted for a 15% discount for lack of marketability that was then applied to the common stock to account for the lack of access to an active public market. The August Valuation concluded that the Common Stock value was $0.75.

The Company accounted for the option grant under ASC 718 as equity-based compensation based on a performance condition. As the performance condition related to the filing of the Form S-8 was deemed not probable both at grant date and September 30, 2024, no expense was recorded for the three and nine months ended September 30, 2024 related to this equity based compensation. As of September 30, 2024, there was an unrecognized compensation cost of $2,150,033 related to these unvested issued and outstanding stock options.

In February 2023, the Company extended the term of 335,646 vested options to allow the exercise of these options for an additional one year period. As a result, the Company recorded an expense of $16,782 included in general and administrative expenses during the nine months ended September 30, 2023. The fair value was determined using a Black-Scholes option pricing model with the following weighted average assumptions:

Nine Months Ended September 30,
2023
Expected volatility	79.3%
Risk-free interest rate	4.66%
Expected term (in years)	1.0
Expected dividend yield	0%

For the three months ended September 30, 2024 and 2023, the share-based compensation expense was $0 and $76,795, respectively. For the nine months ended September 30, 2024 and 2023, the share-based compensation expense was $30,509 and $375,239, respectively.

The following table summarizes information related to share-based compensation expense recognized in the unaudited condensed consolidated statements of operations and comprehensive loss related to the equity awards:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$—	$36,535	$19,027	$237,408
General and administrative	—	40,260	11,482	137,831
Total equity-based compensation	$—	$76,795	$30,509	$375,239

5. Share-Based Compensation

Prior to the Spin-Off, the pH Pharma Ltd Stock Option Plan (the “Plan”) provided for the granting of stock options to purchase common stock in pH Pharma Ltd to employees, directors, advisors, and consultants at a price to be determined by pH Pharma Ltd’ Board of Directors. The Plan was intended to encourage ownership of stock by employees and consultants of the Company and to provide additional incentives for them to promote the success of pH Pharma Ltd’ business. Under the provisions of the Plan, stock options would generally have a term of 7 years. Stock options granted pursuant to the Plan generally vested on the second-year anniversary date of grant and could be exercised in whole or in part for 100% of the shares vested at any time after the date of grant.

As a result of the Spin-Off completed on March 1, 2022, 1,762,667 options of pH Pharma Ltd shares were exchanged into the same number of the options in the Company’s 2022 Long Term Incentive Plan. The terms of the options remained unchanged. This exchange did not result in an incremental stock-based compensation expense.

As of December 31, 2023, there were 2,994,226 number of shares available to grant under the 2022 Long Term Incentive Plan.

The following table summarizes the stock option activity:

	Number of Options	Weighted-average exercise price per share	Weighted average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	1,750,967	$5.36	2.9	$486,097
Granted	—	$—
Cancelled/Forfeited	(52,213)	$8.05
Exercised	—	$—
Outstanding at December 31, 2023	1,698,754	$5.28	1.9	$—
Exercisable at December 31, 2023	1,525,334	$4.97	1.6	$—

In February 2023, the Company extended the term of 335,646 outstanding options to allow the exercise of these options for an additional one year period. As a result, the Company recorded an expense of $16,782 included in general and administrative expenses during the year ended December 31, 2023.

For the years ended December 31, 2023 and 2022, the share-based compensation expense was $275,418 and $560,060, respectively. As of December 31, 2023, there was $0.03 million of unrecognized compensation cost related to unvested stock-based compensation arrangements that is expected to be recognized over a weighted average period of 0.07 years.

The following table summarizes information related to share-based compensation expense recognized in the statements of operations and comprehensive loss related to the equity awards:

	Year Ended December 31,
	2023	2022
Research and development	$95,938	$380,631
General and administrative	179,480	179,429
Total equity-based compensation	$275,418	$560,060